Note 14 - Information by Operating Segment (Tables)	12 Months Ended
Sep. 30, 2022
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Gas	Gas
2022	Utility	Marketing	Midstream	Other	Eliminations	Consolidated
Revenues from external customers	$1,945.6	$234.9	$17.4	$0.6	$—	$2,198.5
Intersegment revenues	0.5	—	35.7	15.5	(51.7)	—
Total Operating Revenues	1,946.1	234.9	53.1	16.1	(51.7)	2,198.5
Operating Expenses
Natural gas	788.8	171.4	—	—	(36.3)	923.9
Operation and maintenance	413.3	14.6	22.2	14.9	(15.4)	449.6
Depreciation and amortization	227.9	1.4	7.5	0.5	—	237.3
Taxes, other than income taxes	176.2	0.6	2.6	0.1	—	179.5
Total Operating Expenses	1,606.2	188.0	32.3	15.5	(51.7)	1,790.3
Operating Income	$339.9	$46.9	$20.8	$0.6	$—	$408.2
Net Economic Earnings (Loss)	$202.7	$27.0	$11.1	$(24.5)	$—	$216.3
Capital Expenditures	$528.6	$0.9	$23.3	$—	$(0.6)	$552.2
	Gas	Gas
2021	Utility	Marketing	Midstream	Other	Eliminations	Consolidated
Revenues from external customers	$2,118.2	$96.5	$19.9	$0.9	$—	$2,235.5
Intersegment revenues	1.1	—	32.7	14.2	(48.0)	—
Total Operating Revenues	2,119.3	96.5	52.6	15.1	(48.0)	2,235.5
Operating Expenses
Natural gas	961.7	18.8	—	0.1	(34.3)	946.3
Operation and maintenance	422.2	17.1	24.2	16.0	(13.7)	465.8
Depreciation and amortization	204.4	1.2	6.9	0.6	—	213.1
Taxes, other than income taxes	157.0	0.9	2.0	0.2	—	160.1
Total Operating Expenses	1,745.3	38.0	33.1	16.9	(48.0)	1,785.3
Operating Income (Loss)	$374.0	$58.5	$19.5	$(1.8)	$—	$450.2
Net Economic Earnings (Loss)	$230.6	$47.0	$11.1	$(22.4)	$—	$266.3
Capital Expenditures	$590.4	$0.7	$33.0	$0.7	$—	$624.8
	Gas	Gas
2020	Utility	Marketing	Midstream	Other	Eliminations	Consolidated
Revenues from external customers	$1,751.8	$87.9	$14.9	$0.8	$—	$1,855.4
Intersegment revenues	0.2	—	28.2	13.9	(42.3)	—
Total Operating Revenues	1,752.0	87.9	43.1	14.7	(42.3)	1,855.4
Operating Expenses
Natural gas	660.2	65.1	0.3	0.1	(29.6)	696.1
Operation and maintenance	421.3	11.8	21.9	16.3	(12.7)	458.6
Depreciation and amortization	189.7	0.6	6.5	0.5	—	197.3
Taxes, other than income taxes	146.5	1.1	1.0	(0.2)	—	148.4
Impairments	—	—	140.8	7.8	—	148.6
Total Operating Expenses	1,417.7	78.6	170.5	24.5	(42.3)	1,649.0
Operating Income (Loss)	$334.3	$9.3	$(127.4)	$(9.8)	$—	$206.4
Net Economic Earnings (Loss)	$213.4	$9.1	$5.9	$(20.6)	$—	$207.8
Capital Expenditures	$547.8	$3.6	$86.3	$0.7	$—	$638.4

Reconciliation of Assets from Segment to Consolidated [Table Text Block]
Total Assets at End of Year	2022	2021	2020
Gas Utility	$8,042.8	$7,615.4	$6,716.2
Gas Marketing	638.7	466.1	182.7
Midstream	446.0	413.8	388.8
Other	2,705.5	2,193.3	2,313.5
Eliminations	(1,749.3)	(1,332.2)	(1,360.0)
Total Assets	$10,083.7	$9,356.4	$8,241.2

Reconciliation Of Consolidated Net Economic Earnings To Consolidated Net Income [Table Text Block]
Reconciliation of Consolidated Net Income to Consolidated Net Economic Earnings	2022	2021	2020
Net Income	$220.8	$271.7	$88.6
Adjustments, pre-tax:
Impairments	—	—	148.6
Missouri regulatory adjustments	—	(9.0)	—
Fair value and timing adjustments	(11.4)	3.3	2.5
Acquisition, divestiture and restructuring activities	—	(1.3)	—
Income tax effect of adjustments	6.9	1.6	(31.9)
Net Economic Earnings	$216.3	$266.3	$207.8